Debt Instruments Issued and Other Financial Liabilities - Schedule of Senior Bonds, by Currency (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,547,807	$ 5,609,795
Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	6,528,867	5,585,760
Hungary, Forint | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	5,853,292	4,651,061
CLP [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	252,573	352,171
COP [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 423,002	$ 582,528